Stockholders’ Equity - Schedule of Warrant Activity (Details) - Warrant Activity [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrant Activity [Line Items]
Warrants, outstanding	1,972,602	32,524
Weighted Average Exercise Price, outstanding	$ 17.92	$ 1,471.05
Warrants, exercisable	26,206,856
Weighted Average Exercise Price, exercisable	$ 0.4
Warrants, Granted	370,576,833	1,983,234
Weighted Average Exercise Price, Granted	$ 1.68	$ 4.89
Warrants, Exercised		(42,018)
Weighted Average Exercise Price, Exercised		$ 36.39
Warrants, Forfeited/Cancelled	(12,823,429)	(1,138)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 0.35	$ 0
Warrants, outstanding	26,206,856	1,972,602
Weighted Average Exercise Price, outstanding	$ 0.4	$ 17.92